PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost:	$ 22	$ 22
Accumulated depreciation and amortization:	$ 22	$ 22
Property and equipment, net
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 19	$ 19
Accumulated depreciation and amortization:	19	19
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost:	3	3
Accumulated depreciation and amortization:	$ 3	$ 3